Property and equipment: (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Purchase of computer equipment	$ 2,018	$ 144
Disposed assets, original cost		8,300
Net book value
Loss on disposal of equipment		3
Cash proceeds from disposal
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment	$ 337